Summary of Changes in Long Term Borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of long term debt [Line Items]
Beginning balance	$ 1,706,253	$ 1,730,437
Redemption and repurchase of unsecured senior notes	(198,387)	(168,722)
Non-cash changes:
Gain on redemption and repurchase of unsecured senior notes	(6,815)	(5,672)
Amortization of debt issue costs	5,152	4,984
Foreign exchange adjustment	(79,022)	145,226
Ending balance	1,427,181	1,706,253
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	1,729,351	1,758,519
Redemption and repurchase of unsecured senior notes	(198,387)	(168,722)
Non-cash changes:
Gain on redemption and repurchase of unsecured senior notes	(6,815)	(5,672)
Foreign exchange adjustment	(79,022)	145,226
Ending balance	1,445,127	1,729,351
Debt Issue Costs [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(23,098)	(28,082)
Non-cash changes:
Amortization of debt issue costs	5,152	4,984
Ending balance	$ (17,946)	$ (23,098)